Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	4.00285%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,482,322.26

Principal:
Principal Collections	$19,195,578.17
Prepayments in Full	$9,850,646.92
Liquidation Proceeds	$330,423.54
Recoveries	$55,459.23
Sub Total	$29,432,107.86
Collections	$31,914,430.12

Purchase Amounts:
Purchase Amounts Related to Principal	$98,265.16
Purchase Amounts Related to Interest	$631.42
Sub Total	$98,896.58

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,013,326.70

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	27
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,013,326.70
Servicing Fee	$496,695.48	$496,695.48	$0.00	$0.00	$31,516,631.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,516,631.22
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$31,516,631.22
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$31,516,631.22
Interest - Class A-3 Notes	$1,570,262.29	$1,570,262.29	$0.00	$0.00	$29,946,368.93
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$29,633,243.93
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,633,243.93
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$29,425,693.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,425,693.10
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$29,425,693.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,425,693.10
Regular Principal Payment	$27,336,197.19	$27,336,197.19	$0.00	$0.00	$2,089,495.91
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,089,495.91
Residual Released to Depositor	$0.00	$2,089,495.91	$0.00	$0.00	$0.00
Total		$32,013,326.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,336,197.19
Total					$27,336,197.19

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,336,197.19	$48.81	$1,570,262.29	$2.80	$28,906,459.48	$51.61
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$27,336,197.19	$17.31	$2,090,938.12	$1.32	$29,427,135.31	$18.63

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$370,199,361.79	0.6610703	$342,863,164.60	0.6122557
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$524,109,361.79	0.3319438	$496,773,164.60	0.3146305

Pool Information
Weighted Average APR	5.242%	5.268%
Weighted Average Remaining Term	36.55	35.84
Number of Receivables Outstanding	25,680	24,852
Pool Balance	$596,034,580.37	$566,265,470.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$560,680,875.68	$532,898,141.84
Pool Factor	0.3512939	0.3337485

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$33,367,328.84
Targeted Overcollateralization Amount	$69,492,306.08
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,492,306.08

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		56	$294,195.90
(Recoveries)		63	$55,459.23
Net Loss for Current Collection Period			$238,736.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4806%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6911%
Second Prior Collection Period			0.8073%
Prior Collection Period			0.4096%
Current Collection Period			0.4930%
Four Month Average (Current and Prior Three Collection Periods)			0.6002%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,025	$10,241,913.64
(Cumulative Recoveries)			$1,321,426.23
Cumulative Net Loss for All Collection Periods			$8,920,487.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5258%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,057.74
Average Net Loss for Receivables that have experienced a Realized Loss			$4,405.18

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	213	$6,728,517.47
61-90 Days Delinquent	0.30%	41	$1,680,464.97
91-120 Days Delinquent	0.07%	11	$374,800.80
Over 120 Days Delinquent	0.06%	10	$360,100.53
Total Delinquent Receivables	1.61%	275	$9,143,883.77

Repossession Inventory:
Repossessed in the Current Collection Period		16	$525,571.65
Total Repossessed Inventory		31	$1,066,264.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1691%
Prior Collection Period			0.2453%
Current Collection Period			0.2495%
Three Month Average			0.2213%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4265%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	27

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	58	$1,718,538.78
2 Months Extended	82	$2,684,851.25
3+ Months Extended	18	$657,364.53

Total Receivables Extended	158	$5,060,754.56
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer